Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net earnings	$ 199.7	$ 250.5	$ 156.4
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(5.0)	16.0	(2.8)
Cash flow hedges	2.0	(4.0)	(22.9)
Defined benefit pension plans	26.7	(6.1)	(10.2)
Other comprehensive income (loss)	23.7	5.9	(35.9)
Comprehensive income	223.4	256.4	120.5
Less: comprehensive (income) attributable to noncontrolling interest	(2.6)	(2.4)	(3.8)
Comprehensive income attributable to Leggett & Platt, Inc.	$ 220.8	$ 254.0	$ 116.7